UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of July 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (94.8%)[1]
Australia (7.8%)
	Computershare Ltd.	2,903,648	26,120
	Ansell Ltd.	1,509,948	23,169
	Amcor Ltd.	2,913,235	22,487
	Sims Metal Management Ltd.	981,703	18,121
	Iluka Resources Ltd.	894,309	17,434
	Coca-Cola Amatil Ltd.	1,130,897	14,047
^	Fairfax Media Ltd.	12,174,507	11,760
	Incitec Pivot Ltd.	2,492,229	10,796
	Transfield Services Ltd.	2,763,958	10,139
	Myer Holdings Ltd.	3,829,131	9,708
*	Dart Energy Ltd.	12,709,173	9,409
*	James Hardie Industries SE	1,382,832	8,684
	Mirvac Group	6,561,450	8,277
^,* Mesoblast Ltd.		617,926	6,160
	Adelaide Brighton Ltd.	1,140,151	3,284
	NRW Holdings Ltd.	507,198	1,577
	Seek Ltd.	159,366	1,157
	WorleyParsons Ltd.	31,865	963
	Challenger Ltd.	163,141	876
	Domino's Pizza Enterprises Ltd.	98,195	657
	SAI Global Ltd.	123,705	613
*	Skilled Group Ltd.	229,760	568
*	Karoon Gas Australia Ltd.	102,902	498
	Whitehaven Coal Ltd.	21,811	158
			206,662
Austria (1.4%)
	Mayr Melnhof Karton AG	155,000	16,357
	RHI AG	450,000	12,013
	Rosenbauer International AG	113,000	5,920
	Andritz AG	11,657	1,131
	Zumtobel AG	31,692	743
	Schoeller-Bleckmann Oilfield Equipment AG	7,184	701
			36,865
Belgium (1.6%)
*	Nyrstar	950,000	12,584
	Tessenderlo Chemie NV	275,000	11,039
	EVS Broadcast Equipment SA	110,000	6,921
	D'ieteren SA/NV	82,807	5,634
	Bekaert SA	56,800	3,440
	Melexis NV	80,922	1,254
	UCB SA	24,256	1,116
	Cie d'Entreprises CFE	10,865	710
*	Nyrstar	350,000	2
*	Tessenderlo-STRP	500	—
			42,700
Brazil (2.1%)
	Localiza Rent a Car SA	878,880	14,168
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,129,037	11,029

PDG Realty SA Empreendimentos e Participacoes	1,766,747	9,296
Hypermarcas SA	1,170,309	8,859
Anhanguera Educacional Participacoes SA	236,278	4,548
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	99,014	4,276
Arezzo Industria e Comercio SA	75,000	1,054
Totvs SA	42,000	729
CETIP SA - Balcao Organizado de Ativos e Derivativos	37,391	634
Brasil Insurance Participacoes e Administracao SA	30,000	381
		54,974
Canada (0.9%)
Niko Resources Ltd.	334,368	22,996

China (2.6%)
Ports Design Ltd.	5,670,000	11,980
* Leoch International Technology Ltd.	17,090,000	8,798
^ West China Cement Ltd.	24,818,000	7,976
Parkson Retail Group Ltd.	5,593,500	7,865
Yuexiu Transport Infrastructure Ltd.	15,190,000	7,031
Shougang Concord International Enterprises Co. Ltd.	56,068,000	5,248
* Beijing Capital International Airport Co. Ltd.	10,024,000	4,705
Evergreen International Holdings Ltd.	10,475,000	4,508
Guangzhou Automobile Group Co. Ltd.	3,469,870	4,181
* Concord Medical Services Holdings Ltd. ADR	847,938	3,163
China BlueChemical Ltd.	880,000	685
^ Microport Scientific Corp.	913,000	545
China Automation Group Ltd.	857,000	462
* Ctrip.com International Ltd. ADR	9,600	443
^ Boshiwa International Holding Ltd.	629,000	357
Daphne International Holdings Ltd.	262,000	281
* Hollysys Automation Technologies Ltd.	38,300	267
		68,495
Denmark (2.3%)
Tryg A/S	360,000	19,651
Sydbank A/S	770,000	18,047
* Jyske Bank A/S	440,000	17,523
Solar A/S Class B	89,258	5,894
DSV A/S	40,629	901
		62,016
Finland (0.1%)
Tikkurila Oyj	36,978	834
Nokian Renkaat Oyj	11,933	558
		1,392
France (5.8%)
^ Bourbon SA	632,500	26,383
Groupe Eurotunnel SA	2,300,000	24,516
* Club Mediterranee	1,000,000	23,701
^ Rubis	256,856	14,988
Saft Groupe SA	461,000	14,981
APERAM	450,000	12,514
Medica SA	388,077	8,121
Pierre & Vacances	100,000	7,906
* Store Electronic	315,000	5,164
Sword Group	178,371	4,418
* Meetic SA	182,917	3,927
^ Bollore	5,119	1,214
CFAO SA	22,438	959

Imerys SA	13,076	898
Eurazeo	13,043	886
ICADE	6,538	753
Eurofins Scientific	8,324	751
Wendel SA	6,405	736
Lectra	72,000	623
Bureau Veritas SA	7,246	591
Sechilienne-Sidec	21,836	520
Seche Environnement SA	4,486	360
		154,910
Germany (8.1%)
Rheinmetall AG	399,280	33,420
^ Freenet AG	2,400,000	29,034
Bilfinger Berger SE	270,000	26,629
MTU Aero Engines Holding AG	317,964	23,474
Brenntag AG	207,000	21,102
Grenkeleasing AG	198,000	11,851
* SAF-Holland SA	1,050,000	11,834
Wirecard AG	648,000	11,137
^ Aixtron SE NA	350,000	9,403
* Tipp24 SE	170,000	8,228
Takkt AG	498,200	8,219
* Tom Tailor Holding AG	374,392	7,981
CompuGroup Medical AG	429,161	6,199
* XING AG	27,500	2,412
Stratec Biomedical Systems AG	19,285	899
Rhoen Klinikum AG	32,470	809
Delticom AG	7,344	767
* Gildemeister AG	25,229	462
Bijou Brigitte AG	3,260	360
		214,220
Hong Kong (0.6%)
Kerry Properties Ltd.	1,601,500	7,747
Dah Sing Banking Group Ltd.	4,433,000	5,899
Techtronic Industries Co.	594,500	620
ASM Pacific Technology Ltd.	42,400	465
		14,731
India (0.9%)
* Cairn India Ltd.	2,322,073	16,163
Shriram Transport Finance Co. Ltd.	451,549	6,527
* Jyothy Laboratories Ltd.	99,138	533
		23,223
Indonesia (0.8%)
Ciputra Property TBK PT	166,055,500	9,634
United Tractors Tbk PT	2,287,833	7,339
Semen Gresik Persero Tbk PT	4,873,500	5,406
		22,379
Ireland (2.4%)
DCC plc	1,000,000	27,042
* Smurfit Kappa Group plc - Ireland (XDUB)	1,200,000	12,352
Grafton Group plc	2,600,000	10,867
Irish Continental Group plc	450,000	9,863
IFG Group plc	1,500,000	3,776
		63,900
Italy (3.1%)
Prysmian SPA	1,250,000	23,136

Azimut Holding SPA	1,999,998	16,303
CIR-Compagnie Industriali Riunite SPA	6,750,000	15,808
Ansaldo STS SPA	1,283,333	12,403
* Natuzzi SPA ADR	1,708,450	5,775
* Sorin SPA	1,960,000	5,495
* Salvatore Ferragamo Italia SPA	56,241	1,071
Iren SPA	593,412	979
Immobiliare Grande Distribuzione	368,683	749
		81,719
Japan (18.5%)
Musashi Seimitsu Industry Co. Ltd.	805,100	21,884
Modec Inc.	1,143,700	21,067
Koito Manufacturing Co. Ltd.	1,042,000	17,913
^ Nichi-iko Pharmaceutical Co. Ltd.	584,800	16,927
Nifco Inc.	610,200	16,323
Tokai Tokyo Financial Holdings Inc.	5,054,000	15,395
Nippon Thompson Co. Ltd.	1,872,000	15,078
Asahi Diamond Industrial Co. Ltd.	627,600	14,842
OSAKA Titanium Technologies Co.	227,200	14,758
Nihon Parkerizing Co. Ltd.	977,000	14,622
Lintec Corp.	524,900	14,617
^ Arcs Co. Ltd.	820,900	14,361
Tsuruha Holdings Inc.	276,400	14,223
Tsumura & Co.	415,300	13,593
Glory Ltd.	566,700	13,254
Daido Steel Co. Ltd.	1,838,000	13,031
Exedy Corp.	342,600	12,945
Nitta Corp.	625,700	12,634
JSP Corp.	658,500	12,210
NEC Networks & System Integration Corp.	814,100	12,161
Trusco Nakayama Corp.	583,200	12,156
Accordia Golf Co. Ltd.	15,444	11,545
Hitachi Transport System Ltd.	601,000	10,803
Kuroda Electric Co. Ltd.	915,900	10,787
Shinko Plantech Co. Ltd.	814,300	9,561
Nabtesco Corp.	357,800	9,089
Aica Kogyo Co. Ltd.	604,800	8,578
Miura Co. Ltd.	295,200	8,502
Yushin Precision Equipment Co. Ltd.	385,300	8,444
Kureha Corp.	1,487,000	7,149
Takasago International Corp.	1,461,000	7,054
Tsutsumi Jewelry Co. Ltd.	271,000	6,890
^ Toyo Tanso Co. Ltd.	126,300	6,615
Sumida Corp.	603,400	5,770
Nidec Copal Corp.	416,500	5,040
Shinmaywa Industries Ltd.	1,180,000	4,682
Moshi Moshi Hotline Inc.	259,450	4,539
Hisaka Works Ltd.	316,000	4,521
Nishimatsuya Chain Co. Ltd.	392,700	3,429
Icom Inc.	130,000	3,362
Fujikura Kasei Co. Ltd.	486,200	2,715
Nafco Co. Ltd.	141,300	2,668
Toyota Boshoku Corp.	81,800	1,374
Cosmos Pharmaceutical Corp.	29,400	1,369
Nikkiso Co. Ltd.	134,000	1,320
Hino Motors Ltd.	202,000	1,253
Kakaku.com Inc.	28,800	1,139

	Mori Seiki Co. Ltd.	82,900	1,110
	Benesse Holdings Inc.	25,600	1,107
*	Acom Co. Ltd.	64,710	1,105
^	Message Co. Ltd.	306	1,084
	Pigeon Corp.	26,700	1,025
	Shionogi & Co. Ltd.	55,800	963
	Dena Co. Ltd.	19,300	961
	Tokyo Ohka Kogyo Co. Ltd.	42,300	947
	IHI Corp.	328,000	884
	Teijin Ltd.	196,000	876
	Fuji Heavy Industries Ltd.	106,000	849
	Hitachi Metals Ltd.	60,000	847
*	Kenedix Inc.	4,226	825
	Sega Sammy Holdings Inc.	38,100	819
	IBJ Leasing Co. Ltd.	32,600	801
	Towa Pharmaceutical Co. Ltd.	12,800	752
	ABC-Mart Inc.	19,300	745
	Start Today Co. Ltd.	29,100	725
	Jafco Co. Ltd.	25,400	684
	Osaka Securities Exchange Co. Ltd.	134	670
	Matsui Securities Co. Ltd.	132,700	664
	Hoshizaki Electric Co. Ltd.	28,700	651
	Nippon Denko Co. Ltd.	97,000	648
	Amada Co. Ltd.	83,000	643
	Square Enix Holdings Co. Ltd.	30,500	593
	Point Inc.	12,860	576
*	CyberAgent Inc.	163	568
	Torishima Pump Manufacturing Co. Ltd.	35,700	563
	Nihon Nohyaku Co. Ltd.	123,000	563
	Mitsui-Soko Co. Ltd.	140,000	559
	Japan Petroleum Exploration Co.	10,900	555
	Proto Corp.	15,200	546
	Yamato Kogyo Co. Ltd.	18,000	540
	Disco Corp.	9,100	529
	Mitsubishi Gas Chemical Co. Inc.	65,000	507
	Yaskawa Electric Corp.	44,000	487
	Sumitomo Real Estate Sales Co. Ltd.	10,040	463
	Makino Milling Machine Co. Ltd.	44,000	433
	Denki Kagaku Kogyo KK	89,000	429
	Dainippon Screen Manufacturing Co. Ltd.	33,000	259
			490,747
Luxembourg (0.1%)
*	Reinet Investments SCA	45,253	847
*,2 O'Key Group SA GDR		71,300	646
			1,493
Mexico (0.2%)
*	Desarrolladora Homex SAB de CV ADR	205,715	5,400

Netherlands (4.9%)
^	Delta Lloyd NV	1,422,618	31,089
	Fugro NV	380,000	29,293
	Imtech NV	820,252	26,459
^,* TomTom NV		2,600,000	12,300
	Sligro Food Group NV	278,947	9,954
	Koninklijke Ten Cate NV	267,833	9,321
	CSM	300,000	7,939
^,* LBi International NV		1,466,670	3,497

	HAL Trust	82	11
			129,863
New Zealand (1.2%)
	Fletcher Building Ltd. (New Zealand Shares)	3,825,586	27,321
^,* Fletcher Building Ltd. (Australian Shares)		757,764	5,329
			32,650
Norway (2.1%)
	Statoil Fuel & Retail ASA	1,750,000	16,252
	Storebrand ASA	1,786,562	14,847
*	Morpol ASA	2,310,000	8,800
^,* Dockwise Ltd.		262,776	6,738
*	Pronova BioPharma AS	3,200,000	5,946
^	Kongsberg Gruppen AS	60,172	1,671
*	Petroleum Geo-Services ASA	42,274	685
			54,939
Philippines (0.5%)
	Semirara Mining Corp. Class A	2,277,610	12,192

Russia (0.0%)
*	Pharmstandard OJSC GDR	27,397	634

Singapore (2.3%)
	First Resources Ltd.	10,718,000	12,579
	STX OSV Holdings Ltd.	8,862,000	11,262
	Mapletree Industrial Trust	8,311,000	8,439
*	Biosensors International Group Ltd.	6,834,000	7,739
	UOL Group Ltd.	1,614,000	6,906
	SIA Engineering Co. Ltd.	1,472,000	4,950
	SembCorp Industries Ltd.	863,000	3,628
	Yanlord Land Group Ltd.	3,473,000	3,583
*	Indofood Agri Resources Ltd.	616,000	855
	Straits Asia Resources Ltd.	302,000	757
			60,698
South Africa (0.0%)
	Aquarius Platinum Ltd.	130,938	610

South Korea (2.4%)
*	BS Financial Group Inc.	958,010	14,766
	Hankook Tire Co. Ltd.	321,870	13,089
	Mando Corp.	47,885	9,457
	Seoul Semiconductor Co. Ltd.	279,010	8,412
	Hyundai Development Co.	246,210	7,735
	Hyundai Glovis Co. Ltd.	31,153	5,677
*	Taewoong Co. Ltd.	69,226	3,279
	Hotel Shilla Co. Ltd.	33,560	978
	Green Cross Corp.	4,117	672
			64,065
Spain (0.9%)
	Tecnicas Reunidas SA	210,000	9,259
	Pescanova SA	160,000	6,883
*	Codere SA	450,000	5,946
*	Grifols SA	24,845	543
			22,631
Sweden (0.9%)
	Byggmax Group AB	2,795,000	15,639
	Kungsleden AB	810,718	7,445

Bjoern Borg AB	66,982	504
		23,588
Switzerland (4.3%)
Helvetia Holding AG	65,000	26,244
Kuoni Reisen Holding AG	66,250	25,725
* Gategroup Holding AG	420,000	16,747
Orior AG	220,000	14,965
Forbo Holding AG	17,000	12,256
Bank Sarasin & Cie AG Class B	190,802	8,057
Implenia AG	200,474	7,074
* Dufry Group	15,502	1,832
* Temenos Group AG	36,985	889
Straumann Holding AG	3,897	887
Nobel Biocare Holding AG	26,948	515
		115,191
Taiwan (0.6%)
* Bank of Kaohsiung	16,143,000	7,776
Hung Poo Real Estate Development Corp.	4,883,000	7,196
		14,972
Thailand (0.2%)
Big C Supercenter PCL	866,500	3,488
Quality Houses PCL	43,810,300	2,769
		6,257
United Kingdom (15.2%)
* Sports Direct International plc	6,200,000	27,130
* Premier Oil plc	3,100,000	20,572
Elementis plc	5,800,000	15,490
Millennium & Copthorne Hotels plc	1,669,270	14,129
Ultra Electronics Holdings plc	533,803	13,766
* London Mining plc	2,016,210	12,955
Telecom Plus plc	1,100,000	12,475
Atkins WS plc	1,050,000	12,230
* Gulfsands Petroleum plc	3,450,000	11,900
CSR plc	2,550,000	11,650
Dechra Pharmaceuticals plc	1,483,982	11,446
Lamprell plc	1,691,277	10,637
* SIG plc	5,000,000	10,475
CPP Group plc	3,855,275	9,705
Booker Group plc	8,000,000	9,667
Grainger plc	4,915,405	9,467
William Hill plc	2,450,082	9,263
* Highland Gold Mining Ltd.	3,000,000	8,735
Inchcape plc	1,300,000	8,282
Devro plc	1,860,201	7,886
* BTG plc	1,700,000	7,815
* Punch Taverns plc	7,000,000	7,275
National Express Group plc	1,609,166	6,919
John Wood Group plc	622,222	6,788
Petropavlovsk plc	500,000	6,530
Homeserve plc	819,581	6,486
Go-Ahead Group plc	253,964	6,468
* LMS Capital plc	6,150,108	6,388
Eco Animal Health Group plc	1,618,166	6,082
Paragon Group of Cos. plc	1,905,916	6,038
Premier Farnell plc	1,800,000	5,717
Informa plc	859,200	5,676

*	QinetiQ Group plc			3,000,000	5,544
	Pace plc			2,533,282	4,774
	Halma plc			700,000	4,642
	Hunting plc			361,410	4,623
	Photo-Me International plc			3,987,792	4,129
	Micro Focus International plc			850,630	4,037
	Morgan Crucible Co. plc			750,000	4,034
	RM plc			2,034,198	3,969
^,* Findel plc				32,007,307	3,927
	Travis Perkins plc			258,937	3,741
*	Cove Energy plc			2,050,923	2,992
	International Personal Finance plc			500,000	2,580
	Speedy Hire plc			5,000,000	2,461
	PV Crystalox Solar plc			6,769,272	2,163
*	BowLeven plc			500,000	2,137
*	Wolfson Microelectronics plc			761,873	2,007
	Babcock International Group plc			160,810	1,776
	Future plc			7,510,000	1,575
	Domino's Pizza UK & IRL plc			182,102	1,498
	Chemring Group plc			142,331	1,280
*	AEA Technology plc			22,075,045	1,159
	Kier Group plc			44,933	977
	Hansteen Holdings plc			670,591	902
	Rightmove plc			40,547	812
	Savills plc			143,783	798
	James Fisher & Sons plc			90,750	794
	Persimmon plc			102,017	770
*	Alexon Group plc			7,203,119	763
	Debenhams plc			690,226	754
	Ashmore Group plc			106,917	706
	Close Brothers Group plc			55,903	681
	Thomas Cook Group plc			595,464	639
	Mears Group plc			138,879	638
	N Brown Group plc			113,006	528
*	Bumi plc			22,821	420
^,* Yell Group plc				2,900,000	323
*	Helphire plc			5,200,000	245
	Hampson Industries plc			468,311	181
*	Pinnacle Staffing Group plc			673,983	10
*	I-Mate plc			2,100,000	—
					402,031
Total Common Stocks (Cost $2,171,378)					2,509,143
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (8.6%)[1]
Money Market Fund (8.3%)
[3,4] Vanguard Market Liquidity Fund		0.114%		220,045,882	220,046

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[5,6] Fannie Mae Discount Notes		0.070%	10/4/11	200	200
5	Federal Home Loan Bank Discount Notes	0.060%	9/23/11	550	550
[5,6] Federal Home Loan Bank Discount Notes		0.060%	10/12/11	200	200

[5,6] Freddie Mac Discount Notes	0.090%–.100%	8/22/11	6,000	5,999
				6,949
Total Temporary Cash Investments (Cost $226,996)				226,995
Total Investments (103.4%) (Cost $2,398,374)				2,736,138
Other Assets and Liabilities-Net (-3.4%)[4]				(90,477)
Net Assets (100%)				2,645,661

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $91,101,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 5.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of this security represented 0.0% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $96,490,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $6,259,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

International Explorer Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	93,017	2,415,531	—
Temporary Cash Investments	220,046	6,949	—
Futures Contracts—Liabilities[1]	(690)	—	—
Forward Currency Contracts—Assets	—	1,740	—
Total	312,373	2,424,220	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2010	4
Change in Unrealized Appreciation (Depreciation)	(4)
Balance as of July 31, 2011	—

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has

International Explorer Fund

posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
Topix Index	September 2011	237	25,822	123
Dow Jones EURO STOXX 50 Index	September 2011	562	21,595	(955)
S&P ASX 200 Index	September 2011	155	18,631	(790)
FTSE 100 Index	September 2011	93	8,831	(125)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman & Co.	9/14/11	JPY	1,933,568 USD	25,064	984
Brown Brothers Harriman & Co.	9/21/11	AUD	17,680 USD	19,286	575
Brown Brothers Harriman & Co.	9/21/11	GBP	5,456 USD	8,951	97
Brown Brothers Harriman & Co.	9/21/11	EUR	15,663 USD	22,479	84

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

International Explorer Fund

E. The fund invested in a company that was considered to be an affiliated company of the fund because the fund owned more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2010		from		July 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
AEA Technology plc.	1,303	734	—	—	NA1

1 Not applicable — At July 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

F. At July 31, 2011, the cost of investment securities for tax purposes was $2,400,487,000. Net unrealized appreciation of investment securities for tax purposes was $335,651,000, consisting of unrealized gains of $528,509,000 on securities that had risen in value since their purchase and $192,858,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (93.6%)[1]
Consumer Discretionary (19.7%)
* CarMax Inc.	1,381,425	44,164
Interpublic Group of Cos. Inc.	3,021,120	29,637
Wyndham Worldwide Corp.	704,685	24,375
* O'Reilly Automotive Inc.	394,900	23,497
* Dick's Sporting Goods Inc.	626,425	23,178
Gentex Corp.	695,000	19,696
* CROCS Inc.	580,157	18,176
Nordstrom Inc.	340,605	17,085
DeVry Inc.	264,800	16,455
* Bed Bath & Beyond Inc.	272,900	15,962
Tiffany & Co.	197,195	15,695
Darden Restaurants Inc.	304,450	15,466
* Penn National Gaming Inc.	354,195	14,851
Ross Stores Inc.	181,080	13,721
Starwood Hotels & Resorts Worldwide Inc.	240,005	13,191
Family Dollar Stores Inc.	229,945	12,212
Express Inc.	529,785	11,888
Harman International Industries Inc.	276,113	11,486
* AutoZone Inc.	35,300	10,076
Coach Inc.	153,775	9,928
Tractor Supply Co.	128,645	8,480
* Ulta Salon Cosmetics & Fragrance Inc.	120,845	7,617
* Chipotle Mexican Grill Inc. Class A	18,800	6,102
		382,938
Consumer Staples (3.7%)
* Green Mountain Coffee Roasters Inc.	397,945	41,367
Mead Johnson Nutrition Co.	219,200	15,644
McCormick & Co. Inc.	287,300	13,977
		70,988
Energy (5.7%)
* Whiting Petroleum Corp.	391,635	22,950
* Oil States International Inc.	255,335	20,606
* Southwestern Energy Co.	379,900	16,928
* Newfield Exploration Co.	221,500	14,933
* Denbury Resources Inc.	679,200	13,122
* Cameron International Corp.	223,900	12,525
Range Resources Corp.	158,300	10,315
		111,379
Exchange-Traded Fund (0.3%)
2 Vanguard Mid-Cap ETF	82,700	6,422

Financials (7.5%)
* Affiliated Managers Group Inc.	386,540	40,328
* IntercontinentalExchange Inc.	242,635	29,917
Discover Financial Services	804,284	20,598
Essex Property Trust Inc.	102,995	14,456
Webster Financial Corp.	455,097	9,293
* LPL Investment Holdings Inc.	280,400	9,267

TD Ameritrade Holding Corp.	485,100	8,906
Fifth Third Bancorp	653,970	8,273
* CB Richard Ellis Group Inc. Class A	205,275	4,475
		145,513
Health Care (15.4%)
* Watson Pharmaceuticals Inc.	468,210	31,431
* Cerner Corp.	416,449	27,690
* Agilent Technologies Inc.	618,855	26,091
* Illumina Inc.	355,488	22,200
* IDEXX Laboratories Inc.	262,755	21,793
* HMS Holdings Corp.	266,500	20,147
Universal Health Services Inc. Class B	390,425	19,381
Perrigo Co.	181,200	16,364
* Sirona Dental Systems Inc.	308,780	15,618
* DaVita Inc.	167,300	13,976
* Catalyst Health Solutions Inc.	213,180	13,970
Humana Inc.	166,175	12,393
AmerisourceBergen Corp. Class A	300,485	11,511
* Bruker Corp.	649,995	11,193
* CareFusion Corp.	379,982	10,028
* Medco Health Solutions Inc.	149,450	9,397
* ResMed Inc.	302,300	9,157
* Pharmasset Inc.	34,050	4,133
* Regeneron Pharmaceuticals Inc.	43,625	2,315
		298,788
Industrials (14.8%)
Gardner Denver Inc.	405,450	34,581
Fastenal Co.	901,614	30,339
Rockwell Automation Inc.	367,375	26,363
* TransDigm Group Inc.	271,500	24,454
Goodrich Corp.	217,970	20,738
* Clean Harbors Inc.	383,240	20,216
AMETEK Inc.	409,590	17,407
* United Rentals Inc.	582,995	13,415
MSC Industrial Direct Co. Class A	214,600	13,258
Dover Corp.	183,500	11,096
* Jacobs Engineering Group Inc.	274,600	10,748
CH Robinson Worldwide Inc.	147,700	10,680
Expeditors International of Washington Inc.	218,100	10,408
^ Ritchie Bros Auctioneers Inc.	348,261	9,539
Manpower Inc.	188,800	9,538
Joy Global Inc.	99,575	9,352
* Stericycle Inc.	112,290	9,221
* Polypore International Inc.	76,200	5,182
		286,535
Information Technology (20.6%)
* Polycom Inc.	976,801	26,403
Avago Technologies Ltd.	704,205	23,682
* Silicon Laboratories Inc.	656,985	23,264
* Informatica Corp.	451,005	23,060
Cypress Semiconductor Corp.	1,061,055	21,837
* Trimble Navigation Ltd.	612,021	21,776
Solera Holdings Inc.	376,141	21,019
* Genpact Ltd.	1,212,674	20,009
* Citrix Systems Inc.	233,100	16,793
* Cavium Inc.	476,600	16,438
VeriSign Inc.	522,700	16,313

* MICROS Systems Inc.			317,707	15,558
FLIR Systems Inc.			545,800	14,988
* Ariba Inc.			450,310	14,892
* VeriFone Systems Inc.			343,000	13,504
TE Connectivity Ltd.			385,400	13,269
* ON Semiconductor Corp.			1,522,125	13,227
* FleetCor Technologies Inc.			437,885	12,979
* Cognizant Technology Solutions Corp. Class A			183,475	12,819
* Taleo Corp. Class A			367,910	12,178
Amphenol Corp. Class A			241,200	11,792
Anixter International Inc.			161,518	10,082
* Concur Technologies Inc.			199,857	9,081
* Parametric Technology Corp.			414,380	8,615
* TIBCO Software Inc.			261,775	6,817
				400,395
Materials (5.1%)
Airgas Inc.			804,740	55,286
Ecolab Inc.			460,510	23,025
* Rockwood Holdings Inc.			325,830	19,703
				98,014
Telecommunication Services (0.8%)
* SBA Communications Corp. Class A			387,700	14,799

Total Common Stocks (Cost $1,513,526)				1,815,771
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (6.6%)[1]
Money Market Fund (6.3%)
[3,4] Vanguard Market Liquidity Fund	0.114%		122,633,863	122,634

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[5,6] Fannie Mae Discount Notes	0.050%	10/3/11	300	300
[5,6] Federal Home Loan Bank Discount Notes	0.080%	8/24/11	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes	0.050%	9/23/11	3,500	3,499
				4,799
Total Temporary Cash Investments (Cost $127,433)				127,433
Total Investments (100.2%) (Cost $1,640,959)				1,943,204
Other Assets and Liabilities-Net (-0.2%)[4]				(3,431)
Net Assets (100%)				1,939,773

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,259,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.9% and 3.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $4,354,000 of collateral received for securities on loan.
5 Securities with a value of $4,799,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

Mid-Cap Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,815,771	—	—
Temporary Cash Investments	122,634	4,799	—
Futures Contracts—Assets[1]	4	—	—
Futures Contracts—Liabilities[1]	(139)	—	—
Total	1,938,270	4,799	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

Mid-Cap Growth Fund

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P MidCap Index	September 2011	539	50,758	(1,882)
E-mini Russell 2000 Index	September 2011	161	12,808	(760)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2011, the cost of investment securities for tax purposes was $1,640,959,000. Net unrealized appreciation of investment securities for tax purposes was $302,245,000, consisting of unrealized gains of $342,990,000 on securities that had risen in value since their purchase and $40,745,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (90.0%)[1]
Consumer Discretionary (9.2%)
International Game Technology	5,370,100	99,830
* Hanesbrands Inc.	2,694,900	82,221
* Royal Caribbean Cruises Ltd.	2,245,700	68,763
Newell Rubbermaid Inc.	3,854,400	59,820
Dillard's Inc. Class A	717,927	40,391
Service Corp. International	2,627,000	27,505
		378,530
Consumer Staples (3.1%)
Lorillard Inc.	633,800	67,322
Reynolds American Inc.	1,678,000	59,066
		126,388
Energy (7.6%)
^ Seadrill Ltd.	2,467,900	85,784
Murphy Oil Corp.	1,231,800	79,106
Golar LNG Ltd.	1,274,547	48,599
Spectra Energy Corp.	1,664,900	44,986
* Tesoro Corp.	1,437,184	34,909
^ Overseas Shipholding Group Inc.	472,900	11,510
Noble Corp.	174,597	6,437
		311,331
Financials (24.3%)
Discover Financial Services	3,914,600	100,253
Willis Group Holdings plc	2,242,900	91,824
Capital One Financial Corp.	1,807,000	86,375
Essex Property Trust Inc.	583,600	81,914
SLM Corp.	5,239,600	81,685
Fifth Third Bancorp	6,025,500	76,223
CNA Financial Corp.	2,513,182	69,213
XL Group plc Class A	3,331,300	68,358
Ameriprise Financial Inc.	1,106,400	59,856
New York Community Bancorp Inc.	4,330,300	58,589
PNC Financial Services Group Inc.	1,055,712	57,315
Everest Re Group Ltd.	506,817	41,620
Annaly Capital Management Inc.	2,320,500	38,938
Unum Group	1,401,490	34,182
Chubb Corp.	509,100	31,809
American National Insurance Co.	164,858	12,354
Montpelier Re Holdings Ltd.	566,863	9,784
		1,000,292
Health Care (7.9%)
* Coventry Health Care Inc.	2,899,200	92,774
Omnicare Inc.	2,648,200	80,770
CIGNA Corp.	1,510,700	75,188
Cardinal Health Inc.	1,679,100	73,478
		322,210

Industrials (14.1%)
Stanley Black & Decker Inc.			1,317,300	86,639
Goodrich Corp.			811,000	77,159
Eaton Corp.			1,552,200	74,428
Masco Corp.			5,836,700	61,577
L-3 Communications Holdings Inc.			759,300	60,076
* Air France-KLM ADR			4,286,564	51,889
ITT Corp.			972,000	51,846
SPX Corp.			571,000	42,962
Dun & Bradstreet Corp.			529,500	38,415
* JetBlue Airways Corp.			7,389,729	35,397
				580,388
Information Technology (9.0%)
* Ingram Micro Inc.			4,190,311	77,730
Molex Inc.			3,062,300	71,903
Xerox Corp.			6,548,400	61,097
Western Union Co.			3,087,500	59,928
* Micron Technology Inc.			7,729,916	56,970
Computer Sciences Corp.			1,177,700	41,549
				369,177
Materials (4.5%)
Yamana Gold Inc.			7,494,300	97,276
Sealed Air Corp.			3,708,700	79,848
Domtar Corp.			112,570	9,000
				186,124
Utilities (10.3%)
Constellation Energy Group Inc.			2,568,237	99,725
CenterPoint Energy Inc.			3,839,300	75,174
Pinnacle West Capital Corp.			1,513,505	64,097
MDU Resources Group Inc.			2,962,300	63,867
Xcel Energy Inc.			2,535,300	60,847
Oneok Inc.			505,100	36,766
* GenOn Energy Inc.			3,553,218	13,822
NV Energy Inc.			668,340	9,918
				424,216
Total Common Stocks (Cost $3,055,945)				3,698,656
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (10.9%)[1]
Money Market Fund (10.5%)
[2,3] Vanguard Market Liquidity Fund	0.114%		430,390,667	430,391

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[4,5] Federal Home Loan Bank Discount Notes	0.070%	8/17/11	3,100	3,100
[4,5] Freddie Mac Discount Notes	0.080%	8/15/11	4,100	4,100
[4,5] Freddie Mac Discount Notes	0.090%	8/22/11	300	300
[4,5] Freddie Mac Discount Notes	0.070%	8/24/11	5,000	4,999

4 Freddie Mac Discount Notes	0.095%	9/27/11	5,000	4,998
				17,497
Total Temporary Cash Investments (Cost $447,889)				447,888
Total Investments (100.9%) (Cost $3,503,834)				4,146,544
Other Assets and Liabilities-Net (-0.9%)[2]				(35,416)
Net Assets (100%)				4,111,128

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,435,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 93.5% and 7.4%, respectively, of net assets.
2 Includes $12,010,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $10,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Selected Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3

Investments	($000)	($000)	($000)
Common Stocks	3,698,656	—	—
Temporary Cash Investments	430,391	17,497	—
Futures Contracts—Assets[1]	30	—	—
Futures Contracts—Liabilities[1]	(1,000)	—	—
Total	4,128,047	17,497	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2011	439	141,402	912
E-mini S&P 500 Index	September 2011	48	3,092	(20)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2011, the cost of investment securities for tax purposes was $3,503,834,000. Net unrealized appreciation of investment securities for tax purposes was $642,710,000, consisting of unrealized gains of $834,345,000 on securities that had risen in value since their purchase and $191,635,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of July 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (6.6%)
McDonald's Corp.	374,352	32,374
Home Depot Inc.	571,325	19,956
Time Warner Inc.	392,129	13,787
Yum! Brands Inc.	167,841	8,865
Time Warner Cable Inc.	120,723	8,850
Comcast Corp.	241,154	5,629
McGraw-Hill Cos. Inc.	110,859	4,612
VF Corp.	39,261	4,586
Mattel Inc.	125,138	3,336
Genuine Parts Co.	56,581	3,008
JC Penney Co. Inc.	82,442	2,536
Darden Restaurants Inc.	48,928	2,486
Hasbro Inc.	48,915	1,935
Whirlpool Corp.	27,295	1,890
Garmin Ltd.	55,917	1,825
H&R Block Inc.	109,344	1,636
Polaris Industries Inc.	12,327	1,461
Tupperware Brands Corp.	22,569	1,410
Foot Locker Inc.	55,865	1,214
Leggett & Platt Inc.	51,276	1,113
Weight Watchers International Inc.	13,216	1,020
American Eagle Outfitters Inc.	70,345	924
Service Corp. International	86,065	901
Cinemark Holdings Inc.	40,731	794
Brinker International Inc.	30,383	730
Choice Hotels International Inc.	21,318	650
Regal Entertainment Group Class A	46,889	600
Strayer Education Inc.	4,397	535
Hillenbrand Inc.	22,440	491
Pool Corp.	17,324	463
Bob Evans Farms Inc.	10,996	380
Buckle Inc.	8,486	376
CTC Media Inc.	16,878	355
American Greetings Corp. Class A	13,491	299
Meredith Corp.	9,747	291
National CineMedia Inc.	19,683	290
Washington Post Co. Class B	716	288
MDC Holdings Inc.	12,604	285
Barnes & Noble Inc.	16,329	284
Cato Corp. Class A	9,876	275
Ameristar Casinos Inc.	11,655	259
Stewart Enterprises Inc. Class A	31,540	219
Superior Industries International Inc.	9,564	194
Brown Shoe Co. Inc.	15,668	158
Nutrisystem Inc.	9,690	145
Harte-Hanks Inc.	16,782	137
HOT Topic Inc.	16,261	121
Christopher & Banks Corp.	13,098	82
Speedway Motorsports Inc.	6,009	82

Marcus Corp.	7,462	72
		134,209
Consumer Staples (19.4%)
Procter & Gamble Co.	1,004,390	61,760
Coca-Cola Co.	821,417	55,865
Wal-Mart Stores Inc.	938,185	49,452
Philip Morris International Inc.	638,120	45,415
PepsiCo Inc.	570,852	36,557
Kraft Foods Inc.	626,771	21,548
Altria Group Inc.	746,530	19,634
Colgate-Palmolive Co.	175,424	14,802
Kimberly-Clark Corp.	140,986	9,215
General Mills Inc.	229,785	8,583
Archer-Daniels-Midland Co.	230,990	7,018
Sysco Corp.	209,154	6,398
HJ Heinz Co.	115,133	6,061
Reynolds American Inc.	156,797	5,519
Lorillard Inc.	51,543	5,475
Kellogg Co.	97,690	5,449
Sara Lee Corp.	223,423	4,270
Avon Products Inc.	153,042	4,014
ConAgra Foods Inc.	156,252	4,002
Clorox Co.	47,847	3,425
Hershey Co.	59,168	3,339
JM Smucker Co.	41,636	3,244
Dr Pepper Snapple Group Inc.	79,467	3,001
Campbell Soup Co.	86,117	2,846
Molson Coors Brewing Co. Class B	58,114	2,618
McCormick & Co. Inc.	42,983	2,091
Hormel Foods Corp.	71,743	2,078
Flowers Foods Inc.	48,660	1,067
SUPERVALU Inc.	75,818	652
Lancaster Colony Corp.	7,425	446
Snyders-Lance Inc.	18,077	369
Universal Corp.	8,244	303
WD-40 Co.	6,074	266
Vector Group Ltd.	13,529	237
Weis Markets Inc.	3,888	156
Nash Finch Co.	4,352	156
		397,331
Energy (14.2%)
Exxon Mobil Corp.	1,777,199	141,803
Chevron Corp.	719,304	74,822
ConocoPhillips	507,188	36,512
Marathon Oil Corp.	253,214	7,842
Williams Cos. Inc.	209,243	6,633
Spectra Energy Corp.	230,924	6,240
*,1 Marathon Petroleum Corp.	126,524	5,541
EQT Corp.	53,531	3,398
Linn Energy LLC	63,404	2,538
Southern Union Co.	44,453	1,911
Tidewater Inc.	18,509	1,006
Copano Energy LLC	23,676	777
Teekay Corp.	19,438	539
^ Nordic American Tankers Ltd.	16,918	346
Ship Finance International Ltd.	21,225	337
Overseas Shipholding Group Inc.	10,832	264

Crosstex Energy Inc.	12,639	185
^ Knightsbridge Tankers Ltd.	8,655	178
Tsakos Energy Navigation Ltd.	12,594	114
Delek US Holdings Inc.	6,171	103
		291,089
Financials (5.3%)
Travelers Cos. Inc.	150,324	8,287
Aflac Inc.	168,972	7,783
Chubb Corp.	105,004	6,561
BB&T Corp.	249,319	6,402
Marsh & McLennan Cos. Inc.	196,716	5,801
Allstate Corp.	187,729	5,204
Northern Trust Corp.	86,418	3,881
M&T Bank Corp.	44,495	3,837
Invesco Ltd.	165,716	3,676
NYSE Euronext	93,334	3,123
Willis Group Holdings plc	61,446	2,516
XL Group plc Class A	111,596	2,290
New York Community Bancorp Inc.	156,255	2,114
People's United Financial Inc.	128,311	1,627
PartnerRe Ltd.	24,200	1,617
Everest Re Group Ltd.	19,476	1,599
Cincinnati Financial Corp.	58,478	1,598
Hudson City Bancorp Inc.	188,871	1,558
Axis Capital Holdings Ltd.	46,364	1,478
First Niagara Financial Group Inc.	110,722	1,356
Fidelity National Financial Inc. Class A	80,208	1,307
Commerce Bancshares Inc.	31,302	1,281
HCC Insurance Holdings Inc.	40,766	1,228
Cullen/Frost Bankers Inc.	21,958	1,183
Eaton Vance Corp.	42,426	1,138
Waddell & Reed Financial Inc. Class A	30,811	1,131
Arthur J Gallagher & Co.	39,647	1,115
Hancock Holding Co.	30,068	991
Erie Indemnity Co. Class A	13,276	978
Old Republic International Corp.	92,879	970
Validus Holdings Ltd.	35,059	932
Alterra Capital Holdings Ltd.	37,898	826
Valley National Bancorp	60,714	798
Federated Investors Inc. Class B	37,237	796
Bank of Hawaii Corp.	17,224	772
Capitol Federal Financial Inc.	60,188	689
Aspen Insurance Holdings Ltd.	25,419	658
Protective Life Corp.	30,757	654
American Financial Group Inc.	18,589	632
Endurance Specialty Holdings Ltd.	14,560	593
Hanover Insurance Group Inc.	16,351	592
FirstMerit Corp.	39,256	574
StanCorp Financial Group Inc.	16,207	539
Trustmark Corp.	22,813	497
Iberiabank Corp.	9,655	492
Westamerica Bancorporation	10,393	488
RLI Corp.	7,491	473
Northwest Bancshares Inc.	38,209	470
Unitrin Inc.	16,313	460
UMB Financial Corp.	11,002	457
FNB Corp.	45,404	454

Astoria Financial Corp.	35,206	410
BancorpSouth Inc.	29,591	401
BOK Financial Corp.	7,324	399
Montpelier Re Holdings Ltd.	22,282	385
United Bankshares Inc.	15,694	374
CVB Financial Corp.	38,124	369
Mercury General Corp.	9,712	361
First Financial Bankshares Inc.	11,140	359
Greenhill & Co. Inc.	7,913	348
Old National Bancorp	34,037	347
Glacier Bancorp Inc.	25,823	339
Community Bank System Inc.	13,381	337
Park National Corp.	5,450	336
First Financial Bancorp	20,668	331
Selective Insurance Group Inc.	19,233	315
International Bancshares Corp.	18,324	308
Provident Financial Services Inc.	21,800	302
NBT Bancorp Inc.	12,373	273
Oritani Financial Corp.	20,269	262
BGC Partners Inc. Class A	30,672	251
Maiden Holdings Ltd.	25,839	239
Safety Insurance Group Inc.	5,394	219
American National Insurance Co.	2,855	214
Independent Bank Corp.	7,773	206
WesBanco Inc.	9,398	193
S&T Bancorp Inc.	9,971	190
Chemical Financial Corp.	9,926	188
Brookline Bancorp Inc.	21,164	181
Dime Community Bancshares Inc.	12,579	177
City Holding Co.	5,530	173
Advance America Cash Advance Centers Inc.	22,357	158
1st Source Corp.	6,525	150
Trustco Bank Corp. NY	32,341	149
Community Trust Bancorp Inc.	5,502	149
Simmons First National Corp. Class A	6,155	149
Harleysville Group Inc.	4,853	147
Flushing Financial Corp.	11,320	139
Renasant Corp.	8,923	136
Washington Trust Bancorp Inc.	5,733	131
United Fire & Casualty Co.	7,063	121
First Financial Corp.	3,634	120
Republic Bancorp Inc. Class A	6,558	119
Tompkins Financial Corp.	2,921	118
SY Bancorp Inc.	4,955	113
Provident New York Bancorp	13,798	104
Calamos Asset Management Inc. Class A	7,280	99
GFI Group Inc.	21,411	97
Arrow Financial Corp.	3,991	96
State Auto Financial Corp.	5,672	94
Presidential Life Corp.	7,989	91
Bancfirst Corp.	2,221	85
Baldwin & Lyons Inc.	3,302	80
First Community Bancshares Inc.	6,290	79
Kearny Financial Corp.	7,293	68
First Bancorp	6,054	60
		108,115

Health Care (12.7%)
Johnson & Johnson	985,396	63,844
Pfizer Inc.	2,835,039	54,546
Merck & Co. Inc.	1,102,852	37,640
Abbott Laboratories	553,678	28,415
Bristol-Myers Squibb Co.	614,185	17,603
Eli Lilly & Co.	412,288	15,791
Medtronic Inc.	383,713	13,833
Baxter International Inc.	204,664	11,905
Becton Dickinson and Co.	78,517	6,565
Cardinal Health Inc.	125,946	5,511
Pharmaceutical Product Development Inc.	40,686	1,173
Lincare Holdings Inc.	33,944	869
Teleflex Inc.	14,417	868
Owens & Minor Inc.	22,741	694
Meridian Bioscience Inc.	10,894	235
Landauer Inc.	3,372	190
National Healthcare Corp.	3,687	175
Computer Programs & Systems Inc.	1,983	146
		260,003
Industrials (15.4%)
General Electric Co.	3,828,481	68,568
United Technologies Corp.	331,334	27,448
Caterpillar Inc.	231,328	22,853
3M Co.	254,027	22,136
Boeing Co.	262,541	18,501
United Parcel Service Inc. Class B	264,732	18,325
Honeywell International Inc.	279,941	14,865
Emerson Electric Co.	270,922	13,300
Norfolk Southern Corp.	140,113	10,607
Lockheed Martin Corp.	124,630	9,438
General Dynamics Corp.	133,748	9,114
Illinois Tool Works Inc.	179,187	8,924
Tyco International Ltd.	168,302	7,454
Northrop Grumman Corp.	99,479	6,020
Eaton Corp.	122,373	5,868
Raytheon Co.	129,006	5,770
Waste Management Inc.	171,235	5,392
Republic Services Inc. Class A	137,346	3,987
Stanley Black & Decker Inc.	60,284	3,965
Rockwell Automation Inc.	51,747	3,713
Cooper Industries plc	58,998	3,086
L-3 Communications Holdings Inc.	38,102	3,015
Pitney Bowes Inc.	72,902	1,571
RR Donnelley & Sons Co.	73,531	1,383
Masco Corp.	128,942	1,360
Pentair Inc.	35,398	1,303
Avery Dennison Corp.	38,348	1,210
Snap-on Inc.	20,773	1,181
Hubbell Inc. Class B	19,174	1,140
Ryder System Inc.	18,576	1,046
Crane Co.	20,997	973
Graco Inc.	21,539	946
Harsco Corp.	28,891	792
Alexander & Baldwin Inc.	14,832	715
GATX Corp.	16,472	650
Watsco Inc.	10,161	601

*,1 Huntington Ingalls Industries Inc.	17,567	588
Brady Corp. Class A	17,509	518
Applied Industrial Technologies Inc.	15,148	484
Deluxe Corp.	18,426	434
Kaydon Corp.	11,738	418
Healthcare Services Group Inc.	23,770	373
Seaspan Corp.	24,468	340
HNI Corp.	16,225	339
Mine Safety Appliances Co.	9,876	337
Kaman Corp.	9,440	336
ABM Industries Inc.	14,327	322
Briggs & Stratton Corp.	18,052	309
Albany International Corp.	10,077	268
Aircastle Ltd.	20,773	238
McGrath Rentcorp	8,707	227
AZZ Inc.	4,521	226
NACCO Industries Inc. Class A	2,456	223
TAL International Group Inc.	5,913	183
Ennis Inc.	9,305	163
Textainer Group Holdings Ltd.	5,181	134
Federal Signal Corp.	21,933	127
Navios Maritime Holdings Inc.	26,714	115
Apogee Enterprises Inc.	9,939	114
US Ecology Inc.	4,907	83
CDI Corp.	5,160	67
		314,186
Information Technology (9.1%)
Microsoft Corp.	3,014,892	82,608
Intel Corp.	1,902,435	42,481
Accenture plc Class A	232,837	13,770
Automatic Data Processing Inc.	179,322	9,233
Applied Materials Inc.	473,214	5,830
TE Connectivity Ltd.	157,714	5,430
Paychex Inc.	130,431	3,682
Analog Devices Inc.	106,766	3,673
Xilinx Inc.	92,930	2,983
Maxim Integrated Products Inc.	106,992	2,457
KLA-Tencor Corp.	60,190	2,397
Linear Technology Corp.	81,380	2,385
Microchip Technology Inc.	67,057	2,263
National Semiconductor Corp.	87,172	2,155
Broadridge Financial Solutions Inc.	44,153	1,018
Diebold Inc.	23,350	706
Molex Inc.	25,734	604
Molex Inc. Class A	28,418	561
Intersil Corp. Class A	45,230	545
Earthlink Inc.	39,586	318
Comtech Telecommunications Corp.	9,577	258
MTS Systems Corp.	5,642	222
Methode Electronics Inc.	13,381	142
United Online Inc.	23,687	142
Electro Rent Corp.	6,372	103
Renaissance Learning Inc.	4,203	54
		186,020
Materials (3.3%)
EI du Pont de Nemours & Co.	333,237	17,135
Praxair Inc.	108,834	11,280

Air Products & Chemicals Inc.	76,055	6,748
PPG Industries Inc.	56,722	4,776
Nucor Corp.	112,533	4,376
Southern Copper Corp.	91,526	3,126
Eastman Chemical Co.	25,373	2,451
MeadWestvaco Corp.	60,421	1,881
International Flavors & Fragrances Inc.	28,849	1,765
Vulcan Materials Co.	46,252	1,586
Huntsman Corp.	64,767	1,237
Sealed Air Corp.	57,283	1,233
Bemis Co. Inc.	37,859	1,196
Temple-Inland Inc.	38,589	1,158
Sonoco Products Co.	35,847	1,149
RPM International Inc.	46,764	986
Cabot Corp.	23,368	914
Packaging Corp. of America	27,600	736
Sensient Technologies Corp.	17,972	667
Commercial Metals Co.	41,537	603
Olin Corp.	28,625	599
Worthington Industries Inc.	26,594	558
Greif Inc. Class A	8,801	537
Arch Chemicals Inc.	9,097	429
Innophos Holdings Inc.	5,740	277
Koppers Holdings Inc.	7,417	275
AMCOL International Corp.	8,489	260
PH Glatfelter Co.	16,360	247
A Schulman Inc.	10,995	243
Myers Industries Inc.	9,333	111
		68,539
Telecommunication Services (5.5%)
AT&T Inc.	2,131,715	62,374
Verizon Communications Inc.	1,022,849	36,096
CenturyLink Inc.	215,525	7,998
Frontier Communications Corp.	354,923	2,658
Windstream Corp.	183,009	2,234
NTELOS Holdings Corp.	11,424	222
Atlantic Tele-Network Inc.	4,093	155
Consolidated Communications Holdings Inc.	8,138	147
Alaska Communications Systems Group Inc.	16,140	117
		112,001
Utilities (8.5%)
Southern Co.	303,422	11,997
Exelon Corp.	236,819	10,437
Dominion Resources Inc.	208,309	10,093
Duke Energy Corp.	476,981	8,872
NextEra Energy Inc.	151,067	8,346
FirstEnergy Corp.	150,086	6,701
American Electric Power Co. Inc.	172,931	6,374
Public Service Enterprise Group Inc.	182,553	5,979
PG&E Corp.	142,239	5,893
PPL Corp.	206,982	5,775
Consolidated Edison Inc.	104,283	5,485
Progress Energy Inc.	104,935	4,905
Edison International	116,853	4,449
Sempra Energy	86,155	4,367
Entergy Corp.	63,821	4,263
Xcel Energy Inc.	172,793	4,147

DTE Energy Co.	60,380	3,009
CenterPoint Energy Inc.	151,200	2,961
Constellation Energy Group Inc.	71,821	2,789
Oneok Inc.	38,160	2,778
Wisconsin Energy Corp.	83,943	2,573
Ameren Corp.	85,819	2,473
Northeast Utilities	62,862	2,137
National Fuel Gas Co.	29,410	2,129
NiSource Inc.	100,557	2,024
SCANA Corp.	45,445	1,781
American Water Works Co. Inc.	62,550	1,751
OGE Energy Corp.	34,775	1,740
CMS Energy Corp.	90,494	1,732
NSTAR	37,126	1,646
Pinnacle West Capital Corp.	38,860	1,646
Alliant Energy Corp.	39,586	1,560
Pepco Holdings Inc.	80,810	1,510
MDU Resources Group Inc.	67,311	1,451
TECO Energy Inc.	77,067	1,428
Integrys Energy Group Inc.	28,004	1,406
ITC Holdings Corp.	18,154	1,276
NV Energy Inc.	83,937	1,246
UGI Corp.	39,837	1,207
Questar Corp.	63,545	1,171
AGL Resources Inc.	27,843	1,136
Atmos Energy Corp.	32,408	1,083
Westar Energy Inc.	40,882	1,055
Aqua America Inc.	49,228	1,041
Great Plains Energy Inc.	48,500	978
DPL Inc.	31,523	954
Nicor Inc.	16,160	884
Hawaiian Electric Industries Inc.	33,754	790
Vectren Corp.	29,076	768
Piedmont Natural Gas Co. Inc.	25,728	750
Cleco Corp.	21,614	750
WGL Holdings Inc.	18,377	713
IDACORP Inc.	17,769	697
Portland General Electric Co.	26,939	668
New Jersey Resources Corp.	14,818	646
Southwest Gas Corp.	16,399	612
UIL Holdings Corp.	18,143	579
South Jersey Industries Inc.	10,787	545
Avista Corp.	20,554	518
Allete Inc.	12,807	515
Unisource Energy Corp.	13,118	483
PNM Resources Inc.	31,044	466
Black Hills Corp.	15,595	466
Northwest Natural Gas Co.	9,505	424
NorthWestern Corp.	12,836	411
MGE Energy Inc.	8,193	337
Empire District Electric Co.	14,955	305
Laclede Group Inc.	8,074	301
CH Energy Group Inc.	5,576	285
California Water Service Group	14,731	270
Otter Tail Corp.	12,743	265
American States Water Co.	6,703	229
Central Vermont Public Service Corp.	4,739	166

SJW Corp.		5,029	118
			173,715
Total Common Stocks (Cost $1,878,202)			2,045,208
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund (Cost $468)	0.114%	467,801	468

Total Investments (100.0%) (Cost $1,878,670)			2,045,676
Other Assets and Liabilities-Net (0.0%)[3]			(3)
Net Assets (100%)			2,045,673

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $449,000.
1 Non-income producing security - new issue that has not paid a dividend as of July 31, 2011.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $468,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2011, the cost of investment securities for tax purposes was $1,878,670,000. Net unrealized appreciation of investment securities for tax purposes was $167,006,000, consisting of unrealized gains of $186,882,000 on securities that had risen in value since their purchase and $19,876,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 22, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.